Commitments And Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Lease

The Company is party to three non-cancelable lease agreements for office space through 2015. The first agreement is for approximately 4,500 square feet of space located at 18475 Bandilier Circle, unit A, Fountain Valley, CA.  The term of the sub-lease is from January 1, 2011 and ends at November 30, 2015.  The second lease is for approximately 4,786 square feet and is located at 18350 Mt. Langley Street, Fountain Valley, CA.  The term of this lease is from September 1, 2011 and ends at February 28, 2013.  The third agreement is for approximately 6,034 square feet of space located at 18475 Bandilier Circle, unit B, Fountain Valley, CA.  The term of the sub-lease is from May 1, 2012 and ends at November 30, 2015.

At September 30, 2012, aggregate future minimum payments under these leases, is as follows:

Total
2012	$177,361
2013	152,368
2014	155,994
2015	33,379
$519,102

Litigation

The Company is not presently involved in any litigation.